S000001671 [Member] Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
SFT Government Money Market Fund
Prospectus [Line Items]
Average Annual Return, Percent	3.63%	2.75%	1.67%